UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                650 Fifth Avenue
                                    6th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2007

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

                                         THE ARBITRAGE FUND
                                      Portfolio of Investments
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 93.47%                                                      VALUE
------------------------------------------------------------------------------------------------------

               BANKS -- 9.50%
       40,000  Bank of New York Co., Inc. (b).......................................   $   1,624,800
       45,418  Investors Financial Services Corp. (b)...............................       2,658,770
       65,000  Mercantile Bankshares Corp. .........................................       3,060,200
       60,000  Northern Empire Bancshares (a).......................................       1,745,400
       73,500  Pennfed Financial Services, Inc. ....................................       1,495,725
       77,500  Placer Sierra Bancshares (b).........................................       2,098,700
      106,400  Sky Financial Group, Inc. (b)........................................       2,990,904
                                                                                       -------------
                                                                                          15,674,499
                                                                                       -------------
               BIOTECHNOLOGY -- 0.22%
      355,350  Oragenics, Inc. (a)..................................................         366,011
                                                                                       -------------
               BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.26%
      487,524  Traffic.com, Inc. (a)................................................       3,729,559
                                                                                       -------------
               BUILDING & CONSTRUCTION SUPPLIES -- 4.36%
       44,900  Florida Rock Industries, Inc. (b)....................................       3,025,362
       52,400  International Aluminum Corp. ........................................       2,744,712
       75,000  Pergo AB (a)  .......................................................         545,140
       60,000  Rinker Group Ltd. ...................................................         883,131
                                                                                       -------------
                                                                                           7,198,345
                                                                                       -------------
               CHEMICALS -- 2.44%
      152,970  Lesco, Inc. (a)(b)...................................................       2,195,119
       52,700  MacDermid, Inc. .....................................................       1,823,947
                                                                                       -------------
                                                                                           4,019,066
                                                                                       -------------
               COAL -- 1.40%
      230,200  Great Lakes Carbon Income Fund ......................................       2,314,663
                                                                                       -------------
               DIVERSIFIED MANUFACTURING -- 0.77%
       93,500  Bairnco Corp. .......................................................       1,265,990
                                                                                       -------------
               DRUGS -- 2.61%
       66,236  New River Pharmaceuticals, Inc. (a)..................................       4,189,427
       14,400  Valera Pharmaceuticals, Inc. (a).....................................         116,352
                                                                                       -------------
                                                                                           4,305,779
                                                                                       -------------
               ELECTRONIC MEASURING INSTRUMENTS -- 0.04%
        2,325  Trimble Navigation Ltd. (a)..........................................          61,521
                                                                                       -------------




                                         THE ARBITRAGE FUND
                                      Portfolio of Investments
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 93.47%                                                      VALUE
------------------------------------------------------------------------------------------------------

               FINANCIAL SERVICES -- 3.78%
       45,000  Euronext NV (a)......................................................   $   4,889,172
      142,965  Loring Ward International Ltd. (a)...................................       1,339,973
                                                                                       -------------
                                                                                           6,229,145
                                                                                       -------------
               GAS/NATURAL GAS -- 5.10%
       70,000  Cascade Natural Gas Corp. (b)........................................       1,820,000
      117,700  KeySpan Corp. (b)....................................................       4,830,408
      229,700  SEMCO Energy, Inc. (a)...............................................       1,768,690
                                                                                       -------------
                                                                                           8,419,098
                                                                                       -------------
               HOTELS & LODGING -- 1.96%
        9,000  Four Seasons Hotels, Inc. ...........................................         730,620
       29,000  Station Casinos, Inc. ...............................................       2,502,120
                                                                                       -------------
                                                                                           3,232,740
                                                                                       -------------
               INSURANCE -- 3.17%
       24,800  21st Century Insurance Group ........................................         525,016
       50,000  Hub International Ltd. ..............................................       1,962,500
      164,200  USI Holdings Corp. (a)(b)............................................       2,738,856
                                                                                       -------------
                                                                                           5,226,372
                                                                                       -------------
               LABORATORY EQUIPMENT -- 3.70%
       20,326  Illumina, Inc. (a)...................................................         682,750
      153,709  Molecular Devices Corp. (a)..........................................       5,424,391
                                                                                       -------------
                                                                                           6,107,141
                                                                                       -------------
               MEDIA -- 0.00%
        5,000  TVSL SA (a)   .......................................................              --
                                                                                       -------------
               MEDICAL PRODUCTS & SERVICES -- 7.92%
       87,500  Adeza Biomedical Corp. (a)...........................................       2,122,750
       17,500  Genesis HealthCare Corp. (a).........................................       1,103,375
      189,626  Intralase Corp. (a)(b)...............................................       4,676,177
       10,000  Triad Hospitals, Inc. (a)............................................         490,500
       75,800  United Surgical Partners International, Inc. (a)(b)..................       2,314,932
      182,849  Zevex International, Inc. (a)........................................       2,355,095
                                                                                       -------------
                                                                                          13,062,829
                                                                                       -------------
               METALS & MINING -- 8.50%
      300,000  Cumberland Resources Ltd. (a)(b).....................................       2,142,000
       85,000  Novelis, Inc. (b)(c).................................................       3,727,250
       40,100  Phelps Dodge Corp. ..................................................       5,008,891
      497,000  UrAsia Energy Ltd. (a)...............................................       3,149,299
                                                                                       -------------
                                                                                          14,027,440
                                                                                       -------------




                                         THE ARBITRAGE FUND
                                      Portfolio of Investments
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 93.47%                                                      VALUE
------------------------------------------------------------------------------------------------------

               MISCELLANEOUS BUSINESS SERVICES -- 7.79%
      100,500  Advo, Inc.    .......................................................   $   3,314,490
      308,890  Carreker Corp. (a)(b)................................................       2,464,942
      372,000  Corillian Corp. (a)..................................................       1,860,000
      115,600  Electronic Clearing House, Inc. (a)(b)...............................       2,157,096
      300,236  Goldleaf Financial Solutions, Inc. (a)...............................       2,023,591
       50,000  Netratings, Inc. (a).................................................       1,036,500
                                                                                       -------------
                                                                                          12,856,619
                                                                                       -------------
               PETROLEUM EXPLORATION & PRODUCTION -- 3.98%
       71,400  Houston Exploration Co. (a)(b).......................................       3,742,788
      257,723  Whittier Energy Corp. (a)(b).........................................       2,819,490
                                                                                       -------------
                                                                                           6,562,278
                                                                                       -------------
               PETROLEUM FIELD MACHINERY & EQUIPMENT -- 2.14%
       37,100  Hydril (a)(b) .......................................................       3,530,065
                                                                                       -------------
               PETROLEUM REFINING & MARKETING -- 0.69%
       30,000  Shell Canada Ltd. ...................................................       1,141,614
                                                                                       -------------
               PRINTING & PUBLISHING -- 1.30%
       73,400  Reader's Digest Association, Inc. ...................................       1,245,598
       85,000  Rural Press Ltd. ....................................................         890,775
                                                                                       -------------
                                                                                           2,136,373
                                                                                       -------------
               PUBLIC THOROUGHFARES -- 0.44%
      700,000  Sydney Roads Group ..................................................         722,548
                                                                                       -------------
               REAL ESTATE -- 0.28%
        8,000  Riofisa SA (a).......................................................         461,382
                                                                                       -------------
               RETAIL -- 1.09%
       13,400  Blair Corp.   .......................................................         561,460
       57,500  Smart & Final, Inc. (a)(b)...........................................       1,233,375
                                                                                       -------------
                                                                                           1,794,835
                                                                                       -------------
               SCHOOLS -- 0.56%
      118,812  Educate, Inc. (a)(b).................................................         931,486
                                                                                       -------------
               SEMICONDUCTORS -- 3.59%
      250,000  Agere Systems Inc. (a)(b)............................................       5,477,500
      132,285  Conexant Systems, Inc. (a)...........................................         263,247
      114,848  Therma-Wave, Inc. (a)................................................         182,608
                                                                                       -------------
                                                                                           5,923,355
                                                                                       -------------




                                         THE ARBITRAGE FUND
                                      Portfolio of Investments
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 93.47%                                                      VALUE
------------------------------------------------------------------------------------------------------

               SOFTWARE -- 5.01%
       59,425  Altiris, Inc. (a)....................................................   $   1,933,689
      237,757  Witness Systems, Inc. (a)(b).........................................       6,331,469
                                                                                       -------------
                                                                                           8,265,158
                                                                                       -------------
               STEEL & STEEL WORKS -- 3.01%
      125,800  Harris Steel Group, Inc. ............................................       4,956,684
                                                                                       -------------
               TELEPHONES & TELECOMMUNICATIONS -- 3.40%
       55,500  Commonwealth Telephone Enterprises, Inc. ............................       2,370,960
      224,200  Spectralink Corp. ...................................................       2,620,898
       35,000  Tandberg Television (a)..............................................         623,866
       10,000  TeleCorp PCS, Inc., Cl A (a).........................................              --
                                                                                       -------------
                                                                                           5,615,724
                                                                                       -------------
               TRANSPORTATION SERVICES -- 0.73%
       35,000  Laidlaw International, Inc. .........................................       1,196,300
                                                                                       -------------
               WASTE MANAGEMENT SERVICES -- 1.73%
      498,208  Synagro Technologies, Inc. ..........................................       2,844,768
                                                                                       -------------

               TOTAL COMMON STOCK (Cost $150,768,229)                                  $ 154,179,387
                                                                                       -------------
-----------------------------------------------------------------------------------------------------
   SHARES      REAL ESTATE INVESTMENT TRUSTS -- 4.13%                                      VALUE
-----------------------------------------------------------------------------------------------------
      122,500  Government Properties Trust, Inc. ...................................   $   1,291,150
      117,400  Longview Fibre Co. (b)...............................................       2,890,388
      163,800  Sunrise Senior Living Real Estate Investment Trust ..................       2,432,099
        1,500  Vornado Realty Trust (c).............................................         190,800
                                                                                       -------------

               TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,580,297)                   $   6,804,437
                                                                                       -------------
-----------------------------------------------------------------------------------------------------
   SHARES      EQUITY SWAPS -- 2.90%                                                      VALUE
-----------------------------------------------------------------------------------------------------
      275,000  African Platinum Plc (a).............................................   $     292,370
      100,000  Enodis Plc    .......................................................         414,976
      150,000  Gallaher Group Plc ..................................................       3,312,952
      100,000  RHM Plc       .......................................................         765,281
                                                                                       -------------

               TOTAL EQUITY SWAPS (Cost $4,747,320)                                    $   4,785,579
                                                                                       -------------


                                         THE ARBITRAGE FUND
                                      Portfolio of Investments
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      WARRANTS -- 0.15%                                                           VALUE
------------------------------------------------------------------------------------------------------
      119,468  Caliper Life Sciences, Inc. Expires 09/01/11(a) (Cost $25,807) ......   $     238,936
                                                                                       -------------
------------------------------------------------------------------------------------------------------
   SHARES      ESCROWED RIGHTS -- 0.00%                                                    VALUE
------------------------------------------------------------------------------------------------------
      247,200  PetroCorp, Inc. - escrow shares(a)(d) (Cost $--) ....................   $          --
                                                                                       -------------
------------------------------------------------------------------------------------------------------
  CONTRACTS    PUT OPTION CONTRACTS (a) -- 0.05%                                           VALUE
------------------------------------------------------------------------------------------------------
               NYSE Group, Inc.,
           50  03/17/07 at $80 .....................................................   $       4,875
           50  03/17/07 at $85......................................................          15,000
          100  03/17/07 at $90 .....................................................          65,500
               Vornado Realty Trust,
           25  03/17/07 at $115.....................................................             750
                                                                                       -------------

               TOTAL PUT OPTION CONTRACTS (Cost $36,975)                               $      86,125
                                                                                       -------------
------------------------------------------------------------------------------------------------------
  CONTRACTS    CALL OPTION CONTRACTS (a) -- 0.04%                                          VALUE
------------------------------------------------------------------------------------------------------
               Freeport-McMoRan Copper & Gold, Inc.,
          150  03/17/07 at $55 .....................................................   $      53,250
           50  03/17/07 at $60 .....................................................           5,125
           50  03/17/07 at $65 .....................................................             875
                                                                                       -------------

               TOTAL CALL OPTION CONTRACTS (Cost $48,608)                              $      59,250
                                                                                       -------------




                                         THE ARBITRAGE FUND
                                      Portfolio of Investments
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      MONEY MARKET SECURITY -- 6.70%                                              VALUE
------------------------------------------------------------------------------------------------------
               Dreyfus Treasury Prime Cash Management Fund,
   11,057,933   Institutional Shares, 4.840% (e) (Cost $11,057,933).................   $  11,057,933
                                                                                       -------------


               TOTAL INVESTMENTS AT VALUE -- 107.44%
               (Cost $173,265,169)+                                                    $ 177,211,647
                                                                                       =============
PERCENTAGES ARE BASED ON NET ASSETS OF $164,944,676.
(A) NON-INCOME PRODUCING SECURITY.
(B) ALL OR A PORTION OF THE SHARES HAVE BEEN COMMITTED AS COLLATERAL FOR OPEN
SHORT POSITIONS.
(C) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT OPTION.
(D) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND
DOES NOT HAVE AN EXPIRATION DATE.
(E) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF FEBRUARY 28, 2007.
CL -- CLASS
LTD. -- LIMITED
NYSE -- NEW YORK STOCK EXCHANGE
PLC -- PUBLIC LIMITED COMPANY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AT FEBRUARY 28, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$173,265,169, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE
$4,541,442 AND $(594,964), RESPECTIVELY.




                                          THE ARBITRAGE FUND
                                  Schedule of Securities Sold Short
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 20.97%                                                      VALUE
------------------------------------------------------------------------------------------------------

               BANKS -- 6.90%
      116,900  Huntington Bancshares, Inc. .........................................   $   2,706,235
       37,751  Mellon Financial Corp. ..............................................       1,639,526
       89,800  New York Community Bancorp, Inc. ....................................       1,503,252
       27,200  PNC Financial Services Group, Inc. ..................................       1,994,032
       27,210  State Street Corp. (b)...............................................       1,782,527
       48,300  Sterling Financial Corp. ............................................       1,588,587
        5,000  Wells Fargo & Co. (b)................................................         173,500
                                                                                       -------------
                                                                                          11,387,659
                                                                                       -------------
               BUILDING & CONSTRUCTION SUPPLIES -- 0.60%
        8,490  Vulcan Materials Co. ................................................         989,000
                                                                                       -------------
               COMPUTERS & SERVICES -- 0.00%
            1  Internap Network Services Corp. (a)..................................              19
                                                                                       -------------
               DRUGS -- 0.04%
       10,100  Indevus Pharmaceuticals, Inc. (a)....................................          69,892
                                                                                       -------------
               FINANCIAL SERVICES -- 1.58%
       60,000  NASDAQ-100 Trust, Ser 1 .............................................       2,599,800
                                                                                       -------------
               LABORATORY EQUIPMENT -- 0.36%
       17,500  Illumina Inc. (a)....................................................         587,825
                                                                                       -------------
               METALS & MINING -- 4.19%
       55,600  Agnico-Eagle Mines Ltd. .............................................       2,186,748
       26,000  Freeport-McMoRan Copper & Gold, Inc., Cl B (b).......................       1,492,660
      223,650  SXR Uranium One, Inc. (a)............................................       3,231,104
                                                                                       -------------
                                                                                           6,910,512
                                                                                       -------------
               PETROLEUM EXPLORATION & PRODUCTION -- 1.16%
       59,975  Forest Oil Corp. (a).................................................       1,913,203
                                                                                       -------------
               PRINTING & PUBLISHING -- 0.45%
      195,500  Fairfax Media Ltd. ..................................................         740,950
                                                                                       -------------
               PUBLIC THOROUGHFARES -- 0.44%
      122,808  Transurban Group ....................................................         730,585
                                                                                       -------------
               SEMICONDUCTORS -- 3.32%
      540,048  LSI Logic Corp. (a)..................................................       5,476,087
                                                                                       -------------
               SOFTWARE -- 1.54%
       79,412  NAVTEQ Corp. (a).....................................................       2,538,007
                                                                                       -------------




                                          THE ARBITRAGE FUND
                                  Schedule of Securities Sold Short
                                    February 28, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------
   SHARES      COMMON STOCK -- 20.97%                                                      VALUE
------------------------------------------------------------------------------------------------------

               TELEPHONES & TELECOMMUNICATIONS -- 0.39%
       42,700  Citizens Communications Co. .........................................   $     643,489
                                                                                       -------------

               TOTAL COMMON STOCK (Proceeds $34,232,670)                               $  34,587,028
                                                                                       -------------
------------------------------------------------------------------------------------------------------
   SHARES      EQUITY SWAP -- 0.37%                                                        VALUE
------------------------------------------------------------------------------------------------------
      100,000  Premier Foods Plc (Proceeds $598,278) ...............................   $     604,092
                                                                                       -------------
               TOTAL SECURITIES SOLD SHORT --21.34%
               (Proceeds $34,830,948)+                                                 $  35,191,120
                                                                                       =============
PERCENTAGES ARE BASED ON NET ASSETS OF $164,944,676.
(A) NON-INCOME PRODUCING SECURITY.
(B) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT OPTION.
CL -- CLASS
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES
+ AT FEBRUARY 28, 2007, THE TAX BASIS COST OF THE FUND'S SECURITIES SOLD SHORT
WAS $34,830,948, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $418,248
AND $(778,420), RESPECTIVELY.




                                         THE ARBITRAGE FUND
                                  Schedule of Open Options Written
                                    February 28, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------
  CONTRACTS    WRITTEN CALL OPTIONS (a) -- 0.12%                                          VALUE
-----------------------------------------------------------------------------------------------------
               Novelis, Inc.,
          150  03/17/07 at $45 .....................................................   $       1,125
          150  06/16/07 at $45 .....................................................           2,625
               NYSE Group, Inc.,
           52  03/17/07 at $80 .....................................................          29,380
          250  03/17/07 at $85 .....................................................          63,125
          100  03/17/07 at $90 .....................................................           9,250
           90  04/21/07 at $80 .....................................................          63,900
               State Street Corp.,
          140  03/17/07 at $65......................................................          24,500
           50  03/17/07 at $70 .....................................................           1,000
               Vornado Realty Trust,
           25  03/17/07 at $130 ....................................................           3,563
               Wells Fargo & Co.,
           50  03/17/07 at $35......................................................           2,000
                                                                                       -------------
               TOTAL OPEN OPTIONS WRITTEN -- 0.12%
               (Premiums Received $578,260)                                            $     200,468
                                                                                       =============
PERCENTAGES ARE BASED ON NET ASSETS OF $164,944,676.
(A) NON-INCOME PRODUCING SECURITY.
NYSE -- NEW YORK STOCK EXCHANGE

As of February 28, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

----------------------------------------------------------------------------------------------------
                                                                                     Unrealized
                                  To Receive                                       Appreciation
   Settlement Date               (To Deliver)     Initial Value     Market Value  (Depreciation)
----------------------------------------------------------------------------------------------------
Contracts to Sell
   05/07/07 ...............       (194,450) AUD     $    150,457    $    152,884     $   (2,427)
   05/02/07 ...............    (11,000,425) CAD        9,374,957       9,401,462        (26,505)
   05/07/07 ...............     (1,345,000) EUR        1,758,359       1,781,573        (23,214)
   05/07/07 ...............       (825,000) GBP        1,607,818       1,616,327         (8,509)
   05/08/07 ...............     (1,640,000) GBP        3,230,718       3,213,040         17,678
   05/07/07 ...............    (10,800,000) NOK        1,756,434       1,762,731         (6,297)
   05/07/07 ...............     (5,000,000) SEK          724,941         715,581          9,360
                                                    ------------    ------------     ----------
Total Sell Contracts ......                         $ 18,603,684    $ 18,643,598     $  (39,914)
                                                    ------------    ------------     ----------
Net Contracts .............                         $ 18,603,684    $ 18,643,598     $  (39,914)
                                                    ============    ============     ==========
----------------------------------------------------------------------------------------------------
   AUD -- Australian Dollar                GBP -- British Pound Sterling
   CAD -- Canadian Dollar                  NOK -- Norwegian Krone
   EUR -- Euro                             SEK -- Swedish Krone
----------------------------------------------------------------------------------------------------


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Arbitrage Funds


By (Signature and Title)*                  /s/ John S. Orrico
                                           --------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John S. Orrico
                                           --------------------------
                                           John S. Orrico
                                           President and Treasurer

Date: April 27, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           --------------------------
                                           Eric Kleinschmidt
                                           Chief Financial Officer

Date: April 27, 2007

* Print the name and title of each signing officer under his or her signature.